UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

               For the monthly distribution period from
                    July 1, 2007 to July 31, 2007

        Commission File Number of issuing entity:  333-140726-12

                Residential Asset Securitization Trust 2007-A9
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-140726

                           IndyMac MBS, Inc.
         (Exact name of depositor as specified in its Charter)

                          IndyMac Bank, F.S.B
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                             26-0751546
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                              Zip Code:  92705

   Registrant's Telephone Number, Including Area Code:  (800) 669-2300

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class A-1        [ ]             [ ]             [X]        Not Applicable
Class A-2        [ ]             [ ]             [X]        Not Applicable
Class A-3        [ ]             [ ]             [X]        Not Applicable
Class A-4        [ ]             [ ]             [X]        Not Applicable
Class A-5        [ ]             [ ]             [X]        Not Applicable
Class A-6        [ ]             [ ]             [X]        Not Applicable
Class A-7        [ ]             [ ]             [X]        Not Applicable
Class A-8        [ ]             [ ]             [X]        Not Applicable
Class A-X        [ ]             [ ]             [X]        Not Applicable
Class PO         [ ]             [ ]             [X]        Not Applicable
Class A-R        [ ]             [ ]             [X]        Not Applicable
Class B-1        [ ]             [ ]             [X]        Not Applicable
Class B-2        [ ]             [ ]             [X]        Not Applicable
Class B-3        [ ]             [ ]             [X]        Not Applicable


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On August 27, 2007 a distribution was made to holders of IndyMac MBS, Inc., Residential Asset Securitization Trust 2007-A9, Mortgage Pass-Through Certificates Series 2007-I


PART II  OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             Statement to Certificateholders on August 27, 2007 is filed as Exhibit 99.1 hereto.

         (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above in the Exhibit Index that immediately follows the signature page hereof.


                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           IndyMac MBS, Inc.
                                           (Depositor)

                                           /s/ Beverlin Hammett
                                           Name:  Beverlin Hammett
                                           Title: First Vice President

     Date:  September 4, 2007

Exhibit Number        Description

    99.1             Monthly report distributed to holders of the IndyMac
                     MBS, Inc., Residential Asset Securitization Trust 2007-A9, Mortgage Pass-Through Certificates Series 2007-I